Payments, by Project - 12 months ended Dec. 31, 2025 - CAD ($) $ in Thousands	Taxes	Royalties	Fees	Total Payments
Total	$ 992,390	$ 1,197,590	$ 40,480	$ 2,230,460
COLD LAKE [Member]
Total	35,430	799,580	9,410	844,420
KEARL [Member]
Total	46,860	397,800	21,110	465,770
OTHER OIL SANDS [Member]
Total	904,580		4,120	908,700
CONVENTIONAL & OTHER [Member]
Total		$ 210	5,830	6,040
NORMAN WELLS [Member]
Total	$ 5,520		$ 10	$ 5,530